SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

18. SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash activities conducted by the Company during the years ended December 31, 2021 and 2020 are as follows:

Year ended December 31, 2021:

            No significant non-cash activities

      Year ended December 31, 2020:

            No significant non-cash activities